Stockholders’ Deficit	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Stockholders’ Deficit [Abstract]
Stockholders’ Deficit

Note 7 – Stockholders’ Deficit

The Company has two (2) classes of stock:

Common Stock

●	1,250,000,000 shares authorized

●	$0.001 par value

●	Voting at 1 vote per share

Preferred Stock

In May 2022 and December 2022, the Company’s Articles of Incorporation, as amended, authorized the issuance of 7,000,000 shares of preferred stock which may be amended from time to time in one or more series. The Board of Directors is authorized to determine, prior to issuing any such series of preferred stock and without any vote or action by the shareholders, the rights, preferences, privileges and restrictions of the shares of such series, including dividend rights, voting rights, terms of redemption, the provisions of any purchase, retirement or sinking fund to be provided for the shares of any series, conversion and exchange rights, the preferences upon any distribution of the assets of the Company, including in the event of voluntary or involuntary liquidation, dissolution or winding up of the Company, and the preferences and relative rights among each series of preferred stock.

The Board of Directors has made the following designations of its preferred stock.

Series A Convertible Preferred Stock

7,000,000 shares authorized.

●	$0.001 par value.

●	Conversion feature – each share of preferred stock is convertible into 30 shares of common stock.

●	Voting – on an as converted basis with common stock, at the applicable conversion rate (100 votes for each share of convertible preferred held).

●	Dividends – accrued only upon declaration of the board of directors, at the applicable conversion rate.

●	Mandatorily redeemable (automatic conversion) on January 1, 2025. (See below amendment)

●	Anti-dilution provision – rights exist for the period of two years after the convertible preferred shares were converted into common stock. Additionally, holders of the convertible preferred stock will have full ratchet anti-dilution protection rights at the rate of 65% calculated on a fully diluted basis. (See below amendment)

In connection with the issuance of these Series A convertible preferred shares, the Company determined that there were no provisions within ASC 815 that were met, which would require derivative liability accounting treatment. Specifically, as noted below, upon amending the terms of the Series A, convertible preferred stock, at that time, there had been no new stock issuances of any type which may have triggered the anti-dilution provision.

In December 2022, the Company amended its articles of incorporation related to certain terms of its Series A convertible preferred stock. At that time, the Company, along with approval from its convertible preferred stockholders agreed to remove provisions related to mandatory redemption as well as anti-dilution rights.

At September 30, 2025 and December 31, 2024, the Company had 7,000,000 shares of Series A Convertible Preferred Stock issued and outstanding.

Equity Transactions for the nine months ended September 30, 2025

Common Stock

On February 5, 2025, the Company issued 10,570 shares of common stock for marketing service, fair valued at $166,372 based on the share price on date of issuance of $15.74, and expensed as Sales and Marketing Expense.

On August 28, 2025, the Company issued 10,000 shares of common stock for research and development costs, fair valued at $60,000 based on the share price on date of issuance of $6.00, and expensed as research and development.

At September 30, 2025 and December 31, 2024, the Company had 1,625,699 and 1,605,129 shares of common stock issued and outstanding, respectively.

Note 6 – Stockholders’ Deficit

The Company has two (2) classes of stock:

Common Stock

●	1,250,000,000 shares authorized

●	$0.001 par value

●	Voting at 1 vote per share

Preferred Stock

In May 2022 and December 2022, the Company’s Articles of Incorporation, as amended, authorized the issuance of 7,000,000 shares of preferred stock which may be amended from time to time in one or more series. The Board of Directors is authorized to determine, prior to issuing any such series of preferred stock and without any vote or action by the shareholders, the rights, preferences, privileges and restrictions of the shares of such series, including dividend rights, voting rights, terms of redemption, the provisions of any purchase, retirement or sinking fund to be provided for the shares of any series, conversion and exchange rights, the preferences upon any distribution of the assets of the Company, including in the event of voluntary or involuntary liquidation, dissolution or winding up of the Company, and the preferences and relative rights among each series of preferred stock.

The Board of Directors has made the following designations of its preferred stock.

Series A, Convertible Preferred Stock

●	7,000,000 shares authorized.

●	$0.001 par value.

●	Conversion feature–-each share of preferred stock is convertible into 100 shares of common stock.

●	Voting–-on an as converted basis with common stock, at the applicable conversion rate (100 votes for each share of convertible preferred held).

●	Dividends–-accrued only upon declaration of the board of directors, at the applicable conversion rate.

●	Mandatorily redeemable (automatic conversion) on January 1, 2025. (See below amendment)

●	Anti-dilution provision – rights exist for the period of two years after the convertible preferred shares were converted into common stock. Additionally, holders of the convertible preferred stock will have full ratchet anti-dilution protection rights at the rate of 65% calculated on a fully diluted basis. (See below amendment)

In connection with the issuance of these Series A, convertible preferred shares, the Company determined that there were no provisions within ASC 815 that were met, which would require derivative liability accounting treatment. Specifically, as noted below, upon amending the terms of the Series A, convertible preferred stock, at that time, there had been no new stock issuances of any type which may have triggered the anti-dilution provision.

In December 2022, the Company amended its articles of incorporation related to certain terms of its Series A, convertible preferred stock. At that time, the Company, along with approval from its convertible preferred stockholders agreed to remove provisions related to mandatory redemption as well as anti-dilution rights.

At December 31, 2024 and 2023, the Company had 7,000,000 shares issued and outstanding. See below for related issuances.

Equity Transactions for the Year Ended December 31, 2024

During the year ended December 31, 2024, the Company issued 17,180 shares of common stock for services as follows:

●	2,250 shares of common stock to three individuals as bonuses for their services valued at $0.29 per share, the closing price on the date of issue as quoted on OTCMarkets.com, for a total of $65,250.

●	112,500 shares of common stock to an individual for his services. Such shares of common stock were issued as compensation (2,500 shares pursuant to a consulting agreement and 10,000 shares as a performance bonus) valued at $13.00 per share, the closing price on the date of issue as quoted on OTCMarkets.com, for a total of $162,500.

●	14,300 shares of common stock for marketing and advertising service valued at $50,050.

●	10,000 shares of common stock for marketing and advertising service valued at $40,000

During the year ended December 31, 2024, the Company issued 7,500 shares of common stock for research and development activities valued at $13.00 per share, the closing price on the date of issue as quoted on OTCMarkets.com, for a total of $100,800.

During the year ended December 31, 2024, the Company issued 25,800 shares of common stock for inducement expense as follows:

●	20,800 shares of common stock as inducements to enter into promissory notes with the Company, valued at $25.00 per share, the closing price on the date of issue as quoted on OTCMarkets.com, for a total of $520,000

●	5,000 shares of common stock as inducements to enter into promissory notes with the Company, valued at $21.36 per share, the closing price on the date of issue as quoted on OTCMarkets.com, for a total of $106,800

Equity Transactions for the Year Ended December 31, 2023

Stock Issued for License

The Company issued 10,000 shares of common stock in exchange for the right to license, manufacture and market nutraceutical products. These shares had a fair value of $370,000 ($34.00/share), based upon the quoted closing trading price. Additionally, the Company was required to pay $0.10/bottle of product sold. In 2023, there were no sales of product and the remaining $46,981 of related inventory was written off as the products were no longer considered saleable. See above disclosures on inventory and advertising expense.

The Company will expense the issuance of these shares as a component of research and development, since shortly after paying for the license, management concluded that it could not commercialize the technology.

Pursuant to Accounting Standard Codification 350 “Goodwill and Other Intangible Assets” (“ASC 350”), this guidance requires that assets with indefinite lives no longer be amortized, but instead be subject to annual impairment tests.

During the quarter ended June 30, 2023, management qualitatively assessed this intangible (license agreement) to determine whether testing was necessary.

Factors that management considered in this assessment included macroeconomic conditions, industry and market considerations, overall financial performance (both current and projected), changes in management and strategy, and changes in the composition and carrying amounts of net assets. This qualitative assessment indicated that it was more likely than not that the fair value of the reporting unit was less than its carrying value, a quantitative assessment was then performed. Based on the qualitative analysis conducted during the quarter, management performed a quantitative analysis determining that the asset was not recoverable and would need to be expensed (and not capitalized) on the grant date.

In reaching the Company’s conclusion to expense the issuance on the grant date and in accordance with ASC 350-30-35-3, we evaluated pertinent factors in arriving at this estimate including the Company no longer pursuing commercialization of the license.

Ultimately, we concluded that since the intellectual property cannot be commercialized at this time, the expected use of the asset as well as the Company’s historical experience (very limited) would not support capitalizing an asset that would have been deemed non recoverable on the acquisition date.

Stock Issued for Services

The Company issued 10,834 shares of common stock for services rendered, having a fair value of $258,713 ($10.00 - $36.00/share), based upon the quoted closing trading price.

Extinguishment of Convertible Notes Payable and Debt Converted into Common Stock

In May 2023, the Company amended certain original issue discount notes aggregating $342,857 by adding a fixed rate conversion option of $11.00/share (inducement to convert). These notes already contained a conversion feature reflecting a 20% discount to market, pending declaration of effectiveness of their Form S-1. The addition of the fixed rate conversion option at $11.00/share was deemed substantive.

On the date of modification, the Company determined that the present value of the cash flows of the modified debt instruments (including unamortized debt discount) were greater than 10% different from the present value of the remaining cash flows under the original debt instruments. The Company determined that the addition of the fixed rate conversion option was substantive on the date of modification.

On the date of the modification, holders of these notes simultaneously converted an aggregate $692,857 into 62,987 shares of common stock ($11.00/share). Of the total debt converted to common stock, $342,857 was converted into 31,169 shares of common stock (this conversion was related to the inducement of including a fixed rate conversion option of $11.00/share). An additional $350,000 was converted into 31,818 shares of common stock (these conversions were at an agreed upon $11.00/share, no fixed rate conversion option had been added to these debt instruments).

Accordingly, no gain or loss was recognized upon debt extinguishment. On the date of debt conversion, the remaining unamortized debt discount associated with these notes was fully amortized, resulting in each of these notes being accreted to their face value at the time of conversion.

In October and November 2023, the convertible note was fully converted into 9,546 shares of common stock in November and December 2023. The notes were also issued with 62,000 bonus shares having a fair value of $11,098 ($17.90/share), based upon the closing price. These shares are considered an inducement expense. See Note 5 regarding common stock issued.

See Note 4 for discussion of inducement expense.

Stock Issued in connection with the extension of notes and convertible notes including inducement expense

In connection with both the 1st and 2nd inducements noted above, 10,400 shares of common stock, having a fair value of $186,160, based upon the quoted closing price of $17.90/share were authorized for issuance in connection with these inducements to extend the loan maturity dates. In October 2023, all shares were issued.

In Connection with the note payable issued in October noted above, 10,000 shares of common stock, having a fair value of $179,000, based upon the quoted closing price of $17.90/share were authorized and issued in October 2023.

Common Stock Cancelled

In October 2023, 1,711,628 shares were cancelled. See 2022 discussion below regarding stock issued for option to acquire common stock.